Common Stock (Details) - shares	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Common Stock (Details) [Line Items]
Shares of preferred stock	100,000,000
Class A Ordinary Shares [Member]
Common Stock (Details) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000